Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 22: Income Taxes
Table 22.1 presents the components of income before income tax expense.
Table 22.1: Income Before Income Tax Expense

	Year ended December 31,
(in millions)	2025	2024	2023
U.S.	$23,644	22,097	20,721
Non-U.S.	1,555	1,267	915
Total	$25,199	23,364	21,636
Table 22.2 presents the components of income tax expense (benefit).
Table 22.2: Income Tax Expense (Benefit)

	Year ended December 31,
(in millions)	2025	2024	2023
Current:
U.S. federal (1)	$5,060	3,697	2,883
U.S. state and local	231	268	(453)
Non-U.S.	420	345	227
Total current	5,711	4,310	2,657
Deferred:
U.S. federal	(1,670)	(737)	(662)
U.S. state and local	(157)	(131)	586
Non-U.S.	(43)	(43)	26
Total deferred	(1,870)	(911)	(50)
Total	$3,841	3,399	2,607
(1)The amount for the year ended December 31, 2023 does not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024. See Note 15 (Securitizations and Variable Interest Entities) for information about tax credit investments.
Table 22.3 reconciles the statutory federal income tax rate to the effective income tax rate.
Table 22.3: Effective Income Tax Expense (Benefit) and Rate

	December 31,
	2025		2024		2023
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$5,292	21.0%	$4,855	21.0%	$4,567	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit (1)	563	2.2	532	2.3	819	3.8
Tax credits, net of investment amortization:
Renewable energy (2)	(588)	(2.3)	(450)	(2.0)	(1,014)	(4.7)
Affordable housing	(347)	(1.4)	(273)	(1.2)	(278)	(1.3)
Other	(154)	(0.6)	(190)	(0.8)	(260)	(1.2)
Nontaxable and nondeductible items:
Tax-exempt interest	(267)	(1.1)	(326)	(1.4)	(345)	(1.6)
Other	(25)	(0.1)	119	0.5	140	0.7
Changes in prior year unrecognized tax benefits, inclusive of interest	(751)	(3.0)	(819)	(3.5)	(1,042)	(4.8)
Other	118	0.5	(49)	(0.2)	20	0.1
Effective income tax expense and rate	$3,841	15.2%	$3,399	14.7%	$2,607	12.0%
(1)State and local income taxes in California, New York and New York City contributed to the majority of this category.
(2)The amounts for the year ended December 31, 2023 do not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024. See Note 15 (Securitizations and Variable Interest Entities) for information about tax credit investments.
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 22.4.
Table 22.4: Net Deferred Taxes

(in millions)	Dec 31, 2025	Dec 31, 2024
Deferred tax assets
Net operating loss and tax credit carryforwards	$6,601	4,721
Allowance for credit losses	3,488	3,580
Deferred compensation and employee benefits	3,328	3,194
Net unrealized losses on debt securities	1,418	2,881
Capitalized research expenses	1,272	1,653
Lease liabilities	1,030	1,104
Accrued expenses	903	1,187
Basis difference in investments	723	720
Other	830	1,070
Total deferred tax assets	19,593	20,110
Deferred tax assets valuation allowance	(314)	(162)
Deferred tax liabilities
Mark to market, net	(10,383)	(12,235)
Leasing and fixed assets	(3,951)	(2,818)
Mortgage servicing rights	(1,135)	(1,264)
Intangible assets	(1,005)	(899)
Right-of-use assets	(870)	(930)
Other	(785)	(683)
Total deferred tax liabilities	(18,129)	(18,829)
Net deferred tax asset (1)	$1,150	1,119
(1)The net deferred tax asset is included in other assets.
Deferred taxes related to net unrealized gains (losses) on debt securities, net unrealized gains (losses) on derivatives, foreign currency translation, and employee benefit plan adjustments are recognized in accumulated OCI. See Note 24 (Other Comprehensive Income) for additional information.
We have determined that a valuation allowance is required for 2025 in the amount of $314 million, attributable to deferred tax assets for U.S federal and state and non-U.S. jurisdictions where we believe it is more likely than not that these deferred tax assets will not be realized due to lack of sources of taxable income, limitations on carryback of losses or credits and the inability to implement tax planning to realize these deferred tax assets. The U.S. federal valuation allowance represents the effect of renewable energy tax credits, which are expected to be sold for less than the credit amount. We have concluded that it is more likely than not that the remaining deferred tax assets will be realized based on our history of earnings, sources of taxable income in carryback periods, and our ability to implement tax planning strategies.

Table 22.5 presents the components of the deferred tax assets related to net operating loss (NOL) and tax credit carryforwards at December 31, 2025. If not utilized, carryforwards mostly expire in varying amounts through December 31, 2045, with the exception of U.S. federal corporate alternative minimum tax credits that do not expire.

Table 22.5: Deferred Tax Assets Related to Net Operating Loss and Tax Credit Carryforwards

(in millions)	Dec 31, 2025
U.S. federal tax credits	$6,326
U.S. state NOLs and credits	218
Non-U.S. NOLs and credits	57
Total net operating loss and tax credit carryforwards	$6,601

Wells Fargo has determined that it will continue to indefinitely reinvest outside the U.S. all or a portion of the unremitted earnings of certain foreign subsidiaries. We do not intend to distribute these earnings in a manner that would be taxable in the U.S. and intend to limit distributions to non-U.S. earnings previously taxed in the U.S. or, that would qualify for the 100% dividends received deduction. Where we intend to distribute a portion of the unremitted earnings, we have accrued the applicable tax impacts. All other undistributed non-U.S. earnings will continue to be permanently reinvested outside the U.S. and the unrecorded tax liability on these earnings is insignificant.

Table 22.6 presents the change in unrecognized tax benefits.

Table 22.6: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2025	2024	2023
Balance, beginning of period	$3,105	4,114	5,437
Additions:
For tax positions related to the current year	184	292	246
For tax positions related to prior years	10	140	352
Reductions:
For tax positions related to prior years	(742)	(1,354)	(765)
Lapse of statute of limitations	(27)	(44)	(389)
Settlements with tax authorities	(2)	(43)	(767)
Balance, end of period	$2,528	3,105	4,114
At December 31, 2025, 2024, and 2023, we had approximately $1.7 billion, $2.0 billion, and $2.3 billion, respectively, of unrecognized tax benefits that, if recognized, would affect the effective tax rate. The remaining unrecognized tax benefits relate to income tax positions on temporary differences.

We account for interest and penalties related to income tax liabilities as a component of income tax expense. As of December 31, 2025 and 2024, we have accrued receivables of approximately $193 million and $53 million, respectively, for interest and penalties. In 2025, 2024, and 2023, we recognized income tax benefit, net of tax, of $144 million, $199 million, and $325 million, respectively, related to interest and penalties.

We are subject to U.S. federal income tax as well as income tax in numerous state and non-U.S. jurisdictions. We are routinely examined by tax authorities in these various jurisdictions. With few exceptions, Wells Fargo and its subsidiaries are not subject to federal, state, local and non-U.S. income tax examinations for taxable years prior to 2015.

Table 22.7 summarizes our major tax jurisdiction examination status as of December 31, 2025.

Table 22.7: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2015-2018	Administrative appeals
United States	2019-2022	Field examination
California	2017-2020	Administrative appeals
California	2021-2023	Field examination
New York	2017-2021	Field examination
New York City	2017-2021	Field examination

We pay income taxes to various jurisdictions based on our estimated tax liabilities. These estimates may include impacts of net operating losses, tax credit carryforwards, or minimum tax obligations consistent with tax guidance. Tax matters are often subject to examination and may take years to resolve. The final outcome may differ from our estimates and could result in additional tax payments, refunds of prior year overpayments, or the application of overpayments to current year liabilities. Table 22.8 presents our income taxes paid, net of refunds, by tax jurisdiction.
Table 22.8: Net Cash Paid (Refunded) for Income Taxes

	December 31,
(in millions)	2025	2024	2023
U.S. federal:
Cash paid	$560	2,000	207
Refunds received	—	(1,986)	(1,307)
Net cash paid (refunded)	560	14	(1,100)
U.S. state and local:
California	*	443	(596)
New Jersey	*	95	160
New York	84	143	(166)
New York City	92	257	(120)
Other	236	311	(157)
Non-U.S.:
India	147	107	*
United Kingdom	183	148	*
Other	117	146	193
Net cash paid (refunded)	$1,419	1,664	(1,786)
*    The amount is less than 5% of net cash paid (refunded) for income taxes during the year.